Summary of Significant Accounting Policies (Details) - Schedule of condensed statement of operations - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
Net loss	$ (398,274)	$ (245,301)	$ (276,735)	$ (2,107,613)	$ (1,127,612)
Accretion of temporary equity to redemption value	(1,403,473)	(602,401)	(602,401)	(3,698,348)	(1,733,440)
Net loss including accretion of temporary equity to redemption value	$ (1,801,747)	$ (847,702)	$ (879,136)	$ (5,805,961)	$ (2,861,052)